Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Supplemental Balance Sheet and Other Information	Supplemental balance sheet and other information related to operating leases as of December 31, 2023 and 2022 are as follows:

(in thousands, except lease term and discount rate)	Location in consolidated balance sheet	2023	2022

Operating lease right-of-use assets	Other long-term assets	$105,240	$95,523

Current operating lease liabilities	Accrued and other current liabilities	$22,268	$22,220
Long-term operating lease liabilities	Other long-term liabilities	$79,063	$71,406

Weighted average remaining lease term		6.80 years	6.92 years
Weighted average discount rate		2.85%	2.08%

Supplemental Cash Flow Information Related to Leases	Supplemental cash flow information related to operating leases for the years ended December 31, 2023 and 2022 is as follows:

(in thousands)	2023	2022

Cash paid for operating leases included in cash flows from operating activities	$29,300	$26,842
Operating lease right-of-use assets obtained in exchange for lease obligations	$30,911	$25,148

Maturities of Lease Liabilities	Future maturities of operating lease liabilities as of December 31, 2023 are as follows:

Years ending December 31, (in thousands)

2024	$25,123
2025	20,876
2026	15,049
2027	11,531
2028	8,162
Thereafter	29,159
Total lease payments	109,900
Less: Imputed interest	(8,569)
Total	$101,331